Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables
Schedule of trade and other payables

	2024	2023
	US$’000	US$’000
Trade payables – non-related parties	97,743	222,005
Other payables – non-related parties	332	246
Other payables – related parties [1]	704	264
Charter hire received in advance	1,337	3,846
Other accrued operating expenses	68,948	38,739
	169,064	265,100
1	Related parties refer to corporations controlled by a shareholder of the Company.